21 Loans and Financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Gross debt	R$ 3,168,710	R$ 4,079,383
Transaction cost	(26,327)	(32,076)
Net debt	3,142,383	R$ 4,047,307
Noncurrent Installments [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	2,909,950
Transaction cost	(23,088)
Net debt	2,886,862
Noncurrent Installments [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	706,500
Transaction cost	(2,781)
Net debt	703,719
Noncurrent Installments [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	319,580
Transaction cost	(2,061)
Net debt	317,519
Noncurrent Installments [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	191,584
Transaction cost	(1,618)
Net debt	189,966
Noncurrent Installments [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	295,366
Transaction cost	(1,625)
Net debt	293,741
Noncurrent Installments [Member] | 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	185,009
Transaction cost	(1,622)
Net debt	183,387
Noncurrent Installments [Member] | After 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,211,911
Transaction cost	(13,381)
Net debt	R$ 1,198,530